LONG-TERM OBLIGATIONS LONG-TERM OBLIGATIONS - Remaining Performance Obligations, Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 21,608	$ 24,173